Intangible assets - Summary of Movements of Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	£ 850	£ 1,452
Ending balance	737	850
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,566	2,520
Additions	47	40
Disposals and derecognition	860	67
Reclassifications		0
Acquisitions	17	141
Other movements	20	17
Exchange adjustments	(13)	(85)
Ending balance	1,777	2,566
Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,716)	(1,068)
Charge for the year	125	753
Disposals and derecognition	(796)	(67)
Other movements	1	(1)
Exchange adjustments	(6)	(37)
Ending balance	(1,040)	(1,716)
Acquired intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	344	289
Ending balance	216	344
Acquired intangibles | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,814	1,073
Additions	0	0
Disposals and derecognition	820	15
Reclassifications		665
Acquisitions	17	138
Other movements	14	0
Exchange adjustments	(12)	(47)
Ending balance	1,013	1,814
Acquired intangibles | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,470)	(784)
Charge for the year	93	728
Disposals and derecognition	(759)	(15)
Other movements	0	0
Exchange adjustments	(7)	(27)
Ending balance	(797)	(1,470)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	94	60
Ending balance	112	94
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	280	281
Additions	47	40
Disposals and derecognition	38	52
Reclassifications		0
Acquisitions	0	3
Other movements	6	17
Exchange adjustments	0	(9)
Ending balance	295	280
Other | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(186)	(221)
Charge for the year	32	25
Disposals and derecognition	(37)	(52)
Other movements	1	(1)
Exchange adjustments	1	(7)
Ending balance	(183)	(186)
Brands With An Indefinite Useful Life
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	412	1,103
Ending balance	409	412
Brands With An Indefinite Useful Life | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	472	1,166
Additions	0	0
Disposals and derecognition	2	0
Reclassifications		(665)
Acquisitions	0	0
Other movements	0	0
Exchange adjustments	(1)	(29)
Ending balance	469	472
Brands With An Indefinite Useful Life | Amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(60)	(63)
Charge for the year	0	0
Disposals and derecognition	0	0
Other movements	0	0
Exchange adjustments	0	(3)
Ending balance	£ (60)	£ (60)